Annual Fund Operating Expenses - Bramshill Multi-Strategy Income Fund	Apr. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2027
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Shareholder service fee	0.05%	[1]
Dividends and interest expense on short sales	0.01%	[1]
All other expenses	0.26%	[1]
Other Expenses (as a percentage of Assets):	0.32%	[1],[2]
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.53%	[1],[3]
Fee Waiver or Reimbursement	(0.08%)	[1],[4]
Net Expenses (as a percentage of Assets)	1.45%	[1],[3],[4]
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[1]
Distribution and Service (12b-1) Fees	1.00%	[1]
Shareholder service fee	0.05%	[1]
Dividends and interest expense on short sales	0.01%	[1]
All other expenses	0.26%	[1]
Other Expenses (as a percentage of Assets):	0.32%	[1],[2]
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	2.28%	[1],[3]
Fee Waiver or Reimbursement	(0.08%)	[1],[4]
Net Expenses (as a percentage of Assets)	2.20%	[1],[3],[4]
Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Shareholder service fee	0.05%	[1]
Dividends and interest expense on short sales	0.01%	[1]
All other expenses	0.26%	[1]
Other Expenses (as a percentage of Assets):	0.32%	[1],[2]
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.28%	[1],[3]
Fee Waiver or Reimbursement	(0.08%)	[1],[4]
Net Expenses (as a percentage of Assets)	1.20%	[1],[3],[4]

[1]	The expense information in the table has been restated to reflect the current management fee and expense caps.
[2]	“Other expenses” have been restated to reflect estimated amounts for the current fiscal year.
[3]	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[4]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.43%, 2.18% and 1.18% of the average daily net assets of the Class A Shares, Class C Shares and Institutional Class Shares, respectively. This agreement is in effect through April 30, 2027, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.